Revenues - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue recognized contract liability	¥ 4,309	$ 607
Reclassified From Cost And Estimated Earnings In Excess Of Billings To Accounts Receivable [Member]
Cost and estimated earnings in excess of billings				¥ 717
General and Administrative Expense [Member]
Decrease in accounts receivable caused by impairment			¥ 46,045